Cover	6 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Term Trust
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001703079